Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2017
Registrant Name	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Central Index Key	0000276914
Amendment Flag	false
Document Creation Date	Nov. 22, 2017
Document Effective Date	Dec. 01, 2017
Prospectus Date	Dec. 01, 2017